Business Segments Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Business Segments Information
(16) BUSINESS SEGMENTS INFORMATION

The Company designs and supplies products and technology and delivers engineering services in a wide range of industrial, commercial and consumer end markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell. The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, and services and solutions, including digital plant architecture that allows communication of devices with centralized systems, to provide precision measurement, control, monitoring and asset optimization for plants that produce power or process fluids or items such as petroleum, chemicals, food and beverages, pulp and paper, pharmaceuticals, and municipal water supplies. The Industrial Automation segment provides commercial and industrial motors and drives, power transmission and materials handling equipment, low, medium and high voltage alternators and other power generation equipment, materials joining and precision cleaning products, fluid power and control mechanisms, and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems for telecommunications networks, data centers and other critical applications, including power conditioning and uninterruptible AC and DC power supplies, embedded power supplies and computing systems, precision cooling systems, electrical switching equipment, and integrated data center infrastructure monitoring and management systems. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring technology and services to all elements of the climate control industry, including residential heating and cooling, commercial air conditioning, and commercial and industrial refrigeration. The Commercial & Residential Solutions (formerly Tools and Storage) segment provides tools for professionals and homeowners, home and commercial storage systems, and appliance solutions. The principal distribution method for each segment is a direct sales force, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as nationalization of operations, significant currency exchange rate fluctuations and restrictions on the movement of funds.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate and other includes goodwill impairment charges. Corporate assets are primarily comprised of cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geographic region (also see Notes 3 through 6).

Business Segments

	Sales			Earnings			Total Assets
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$6,022	7,000	7,899	1,093	1,402	1,599	5,406	5,915	6,607
Industrial Automation	4,289	5,294	5,188	591	830	871	3,688	3,818	3,619
Network Power	5,828	6,811	6,399	800	756	624	8,072	7,945	7,212
Climate Technologies	3,801	3,995	3,766	691	709	668	2,172	2,229	2,260
Commercial &
Residential Solutions	1,755	1,837	1,877	357	375	396	1,314	1,271	1,155
	21,695	24,937	25,129	3,532	4,072	4,158	20,652	21,178	20,853
Differences in
accounting methods				195	231	226
Corporate and other (a)(b)				(587)	(449)	(1,045)	2,191	2,683	2,965
Sales eliminations/Interest	(656)	(715)	(717)	(261)	(223)	(224)
Total	$21,039	24,222	24,412	2,879	3,631	3,115	22,843	23,861	23,818

(a) Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year (see Note 14).
(b) 2012 includes a noncash, pretax goodwill impairment charge of $592 ($528 after-tax, or $0.72 per share) related to the Network Power segment and 2011 includes a charge of $19 ($0.03 per share) related to the Industrial Automation segment (see Note 6).

	Intersegment Sales			Depreciation and Amortization Expense			Capital Expenditures
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$3	7	13	183	198	198	105	194	228
Industrial Automation	570	640	619	150	148	138	114	138	134
Network Power	31	24	38	205	286	256	103	99	101
Climate Technologies	46	42	45	148	138	133	104	120	106
Commercial &
Residential Solutions	6	2	2	95	57	53	57	35	46
Corporate and other				35	40	45	41	61	50
Total	$656	715	717	816	867	823	524	647	665

Geographic

	Sales by Destination			Property, Plant and Equipment
	2010	2011	2012	2010	2011	2012
United States and Canada	$9,823	10,773	10,980	1,858	1,869	1,918
Asia	4,858	5,636	5,790	505	583	592
Europe	4,309	5,271	4,946	683	714	689
Latin America	1,065	1,319	1,430	229	262	293
Middle East/Africa	984	1,223	1,266	12	9	17
Total	$21,039	24,222	24,412	3,287	3,437	3,509

Sales in the U.S. were $10,036, $9,900 and $9,101 for 2012, 2011 and 2010, respectively, while Asia includes sales in China of $3,012, $3,079 and $2,692, respectively. U.S.-located fixed assets were $1,900, $1,853 and $1,839.